Trade receivables (Details Narrative) - EUR (€)	2 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables past due		€ 21,200,000	€ 400,000
Receivables from contracts with customers		€ 40,900,000	€ 18,700,000
Payments Received [member]
IfrsStatementLineItems [Line Items]
Trade receivables past due received	€ 18,700,000